Employees - Schedule of Cash Flow in Respect of Pensions and Similar Post-Employment Benefits (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Defined Benefit		€ 303	€ 394
Group cash flow in respect of pensions and similar benefits		515	584	€ 601
2023 Estimate
Disclosure of defined benefit plans [line items]
Group cash flow in respect of pensions and similar benefits	€ 535
Company contributions to funded plans
Disclosure of defined benefit plans [line items]
Defined Benefit		176	286	266
Defined Contribution		212	190	203
Company contributions to funded plans | 2023 Estimate
Disclosure of defined benefit plans [line items]
Defined Benefit	180
Defined Contribution	225
Benefit paid by the Company in respect of unfunded plans
Disclosure of defined benefit plans [line items]
Defined Benefit		€ 127	€ 108	€ 132
Benefit paid by the Company in respect of unfunded plans | 2023 Estimate
Disclosure of defined benefit plans [line items]
Defined Benefit	€ 130